Annual Total Returns- JPMorgan Investor Growth Fund (R6 Shares) [BarChart] - R6 Shares - JPMorgan Investor Growth Fund - Class R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.94%)	15.47%	27.80%	9.26%	(1.17%)	8.98%	21.41%	(8.51%)	25.38%	20.33%